Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended		12 Months Ended			60 Months Ended			119 Months Ended	120 Months Ended
		May 31, 2024		May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	Jul. 11, 2014	May 31, 2014
C000142691 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Account Value		$ 10,804		$ 10,804	$ 10,804	$ 10,804	$ 10,804	$ 10,804	$ 10,804	$ 10,804	$ 10,804	$ 10,804	$ 10,804	$ 7,948	$ 8,300	$ 6,305	$ 4,715	$ 7,017	$ 7,246	$ 7,241	$ 6,843	$ 9,583		$ 10,000
Average Annual Return, Percent		12.94%	[1]		34.93%			9.01%				0.78%
C000142691 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		13.94%	[1]		35.93%			9.01%				0.78%
C000142693 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Account Value		$ 11,182		11,182	$ 11,182	$ 11,182	11,182	$ 11,182	$ 11,182	$ 11,182	11,182	$ 11,182	11,182	8,157	8,454	6,377	4,735	6,979	7,154	7,093	6,646	9,241	$ 10,000
Average Annual Return, Percent		8.70%	[2]			30.23%			8.65%	0.56%
C000142693 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		14.42%	[2]			37.08%			9.89%	1.14%
C000142690 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Account Value		$ 17,489		$ 17,489	17,489	$ 17,489	$ 17,489	17,489	$ 17,489	$ 17,489	$ 17,489	17,489	17,489	12,762	13,243	9,986	7,410	10,928	11,203	11,116	10,415	14,483		15,000
Average Annual Return, Percent		8.05%	[3]	29.51%			8.63%				0.97%
C000142690 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		14.34%	[3]	37.04%			9.86%				1.55%
C000142692 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares
Account Value		$ 11,948		$ 11,948	11,948	$ 11,948	$ 11,948	11,948	$ 11,948	11,948	$ 11,948	11,948	$ 11,948	8,706	9,005	6,773	5,018	7,380	7,546	7,466	6,984	9,681		10,000
Average Annual Return, Percent		14.49%	[4]			37.23%			10.12%				1.80%
Alerian Midstream Energy Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alerian Midstream Energy Select Index
Account Value		$ 24,183		$ 24,183	24,183	$ 24,183	$ 24,183	24,183	$ 24,183	24,183	$ 24,183	24,183	$ 24,183	17,906	19,233	14,704	10,100	13,657	13,415	13,532	11,646	14,641		15,000
Average Annual Return, Percent	[5]	14.79%	[3]	35.06%			12.11%				4.89%
Alerian MLP Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alerian MLP Index
Account Value		$ 18,587		$ 18,587	18,587	18,587	$ 18,587	18,587	18,587	18,587	$ 18,587	18,587	18,587	13,729	12,731	9,983	6,950	10,651	10,771	11,186	10,529	13,890		15,000
Average Annual Return, Percent	[6]	10.24%	[3]	35.39%			11.78%				2.17%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 46,943		$ 46,943	46,943	46,943	$ 46,943	46,943	46,943	46,943	$ 46,943	46,943	46,943	36,794	36,060	37,440	26,016	23,340	22,772	19,791	16,816	16,779		15,000
Average Annual Return, Percent	[7]	15.99%	[3]	27.58%			15.00%				12.09%
Morningstar Energy Limited Partnership Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Energy Limited Partnership Category Average
Average Annual Return, Percent	[8]	12.41%	[3]	32.86%			10.25%				1.99%
Cushing MLP Premier Tiered Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Cushing MLP Premier Tiered Index
Account Value		$ 15,722		$ 15,722	$ 15,722	$ 15,722	$ 15,722	$ 15,722	$ 15,722	$ 15,722	$ 15,722	$ 15,722	$ 15,722	$ 11,641	$ 12,504	$ 9,560	$ 6,950	$ 10,651	$ 10,771	$ 11,186	$ 10,529	$ 13,890		$ 15,000
Average Annual Return, Percent	[9]	14.79%	[3]	35.06%			8.10%				0.47%

[1]	Not annualized.
[2]	Not annualized.
[3]	Not annualized.
[4]	Not annualized.
[5]	The Alerian Midstream Energy Select Index is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.
[6]	The Alerian MLP Index is an unmanaged, capped, float-adjusted, capitalization-weighted index and a leading gauge of energy MLPs.
[7]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Alerian Midstream Energy Select Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[8]	The Morningstar Energy Limited Partnership Category Average is representative of funds that invest primarily a significant amount of their fund in energy master limited partnerships. These include but are not limited to limited partnerships specializing in midstream operations in the energy industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[9]	The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.